Janus Henderson European Focus Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 99.0%
Aerospace & Defense – 3.5%
Rheinmetall AG	17,504	$8,903,102
Safran SA	37,582	7,905,619
		16,808,721
Banks – 9.3%
BNP Paribas SA	179,891	11,525,806
Erste Group Bank AG	217,182	10,284,543
Natwest Group PLC	2,801,020	10,985,369
UniCredit SpA	325,625	12,131,242
		44,926,960
Biotechnology – 1.5%
argenx SE*	16,614	7,180,896
Capital Markets – 1.7%
Deutsche Boerse AG	39,013	7,973,712
Chemicals – 3.5%
Linde PLC	21,875	9,598,969
Syensqo SA	81,314	7,255,157
		16,854,126
Containers & Packaging – 2.0%
Smurfit Kappa Group PLC	216,876	9,652,868
Diversified Telecommunication Services – 3.0%
Deutsche Telekom AG	576,426	14,498,482
Electrical Equipment – 3.9%
Prysmian SpA	130,467	8,036,810
Schneider Electric SE	45,096	10,758,579
		18,795,389
Entertainment – 1.6%
Universal Music Group BV	259,950	7,704,705
Food Products – 5.2%
Danone SA	116,030	7,080,336
Glanbia PLC	301,323	5,860,978
Nestle SA (REG)	118,009	12,048,079
		24,989,393
Hotels, Restaurants & Leisure – 2.0%
Compass Group PLC	346,186	9,423,802
Insurance – 3.8%
ASR Nederland NV	188,196	8,965,275
Assicurazioni Generali SpA	384,812	9,568,790
		18,534,065
Machinery – 9.9%
Alfa Laval AB	243,629	10,627,416
Atlas Copco AB - Class A	623,844	11,762,037
FLSmidth & Company A/S	152,598	7,567,407
RENK Group AG*	280,732	7,618,615
VAT Group AGž	18,186	10,237,802
		47,813,277
Media – 2.2%
Publicis Groupe SA	98,102	10,396,718
Metals & Mining – 1.4%
Anglo American PLC	210,930	6,633,655
Oil, Gas & Consumable Fuels – 4.3%
TotalEnergies SE	313,225	20,873,251
Personal Products – 3.2%
L'Oreal SA	21,011	9,237,548
Puig Brands SA - Class B*	220,945	6,174,952
		15,412,500
Pharmaceuticals – 14.7%
AstraZeneca PLC	102,983	16,052,141
Merck KGaA	49,035	8,124,208
Novartis AG	166,731	17,865,272
Novo Nordisk A/S - Class B	201,848	28,840,201
		70,881,822
Professional Services – 2.5%
RELX PLC	257,717	11,812,181

	Shares	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 7.5%
ASM International NV	14,819	$11,286,043
ASML Holding NV	23,996	24,753,170
		36,039,213
Software – 2.2%
Nemetschek SE	107,355	10,555,710
Textiles, Apparel & Luxury Goods – 8.1%
adidas AG	48,737	11,630,083
LVMH Moet Hennessy Louis Vuitton SE	23,190	17,806,311
Pandora A/S	62,797	9,435,683
		38,872,077
Trading Companies & Distributors – 2.0%
Ashtead Group PLC	144,955	9,656,693
Total Common Stocks (cost $410,125,636)		476,290,216
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $1,704,624)	1,704,283	1,704,624
Total Investments (total cost $411,830,260) – 99.4%		477,994,840
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		3,079,393
Net Assets – 100%		$481,074,233

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
France	$95,584,168	20.0%
Germany	69,303,912	14.5
United Kingdom	64,563,841	13.5
Netherlands	52,709,193	11.0
Denmark	45,843,291	9.6
Switzerland	40,151,153	8.4
Italy	29,736,842	6.2
Sweden	22,389,453	4.7
Ireland	15,513,846	3.2
Belgium	14,436,053	3.0
United States	11,303,593	2.4
Austria	10,284,543	2.2
Spain	6,174,952	1.3
Total	$477,994,840	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$22,355,427	$173,592,448	$(194,241,016)	$(309)	$(1,926)	$1,704,624	1,704,283	$156,962
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	6,078,302	26,167,140	(32,245,442)	-	-	-	-	13,106 ∆
Total Affiliated Investments - 0.4%
	$28,433,729	$199,759,588	$(226,486,458)	$(309)	$(1,926)	$1,704,624	1,704,283	$170,068

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Options:
Average value of option contracts purchased	$32,939
Average value of option contracts written	15,159

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

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Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2024 is
$10,237,802, which represents 2.1% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Chemicals	$9,598,969	$7,255,157	$-
Personal Products	6,174,952	9,237,548	-
All Other	-	444,023,590	-
Investment Companies	-	1,704,624	-
Total Assets	$15,773,921	$462,220,919	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70221 08-24